Fair value measurement	12 Months Ended
Dec. 31, 2018
Fair value measurement
Fair value measurement

15   Fair value measurement

The Company's time deposits, held-to-maturity security and non-financial assets, such as property and equipment, and intangible assets were measured at fair value, only if they were determined to be impaired on an other than temporary basis. The carrying amount of the long-term loan approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2018:

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2018	(Level 1)	(Level 2)	(Level 3)
Time deposit	162,688	—	162,688	—
Short-term investment	136,304	—	136,304	—
Held-to-maturity security	—	—	—	—
Total assets	298,992	—	298,992

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2018	(Level 1)	(Level 2)	(Level 3)
Long-term loan	69,045	—	69,045	—
Total liability	69,045	—	69,045	—

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2017:

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2017	(Level 1)	(Level 2)	(Level 3)
Time deposit	202,659	—	202,659	—
Short-term investment	100,722	—	100,722	—
Held-to-maturity security	6,751	—	—	6,751
Total assets	310,132	—	303,381	6,751

Time deposit

Time deposits placed with banks have an original maturity over three months. The fair value of time deposits is determined based on the prevailing interest rates in the market, which are also the interest rates as stated in the contracts with the banks. The Company classifies the valuation techniques that use the prevailing interest rates input as Level 2 of fair value measurements. This is because there generally are no quoted prices in active markets for identical time deposits at the reporting date. Hence, in order to determine the fair value, the Company must use observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Short-term investment

Short-term investment represents interest-bearing deposit placed with financial institution, which is restricted to withdrawal and use. The investment is issued by commercial bank in the PRC with a variable interest rate indexed to gold price published by the London Bullion Market Association. To estimate the fair value, the Company uses the expected return provided by the bank. As there are no quoted prices in active markets for the investment at the reporting date, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Held-to-maturity security

The held-to-maturity security is a debt security carried at amortised cost. As of December 31, 2018, certain impairment indicators were presented, and the Company assessed impairment of this investment by estimating its fair value , which was zero as of December 31, 2018. The fair value is estimated using discounted cashflow method. The Company classifies the valuation technique as Level 3 of fair value measurements, because it involves unobservable inputs with little market activity and management's estimates, including expected future cashflow, and discount rate.

Long-term loan

The Company entered into a 24-month uncommitted non-revolving loan facility agreement in March 2018, and related amendment agreement in August 2018 (together the “2018 Facility Agreement”). Pursuant to the 2018 Facility Agreement, the Company can borrow up to US$13,000 at a floating interest rate of 3 months London Interbank Offered Rate (LIBOR) +4.36%.